UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2018
Debt and Equity Securities, Gain (Loss) [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

The following tables show the Company’s gross unrealized losses and fair value, aggregated by category and length of time that the individual securities have been in a continuous unrealized loss position, at June 30, 2018 and 2017.

	June 30, 2018
	Less Than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
U.S. government agency securities	$624	$(1)	$—	$—	$624	$(1)
Corporate debt securities	56,714	(169)	3,028	(12)	59,742	(181)
Foreign debt securities [4]	13,761	(38)	—	—	13,761	(38)
Obligations of states and political subdivisions	5,048	(77)	—	—	5,048	(77)
Collateralized mortgage obligations:
Agency	7,600	(12)	21,424	(414)	29,024	(426)

Total	$83,747	$(297)	$24,452	$(426)	$108,199	$(723)

[4]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	June 30, 2017
	Less Than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
Corporate debt securities	$37,965	$(83)	$994	$(1)	$38,959	$(84)
Obligations of states and political subdivisions	1,827	(4)	—	—	1,827	(4)
Collateralized mortgage obligations:
Agency	23,724	(69)	22,949	(368)	46,673	(437)

Total	$63,516	$(156)	$23,943	$(369)	$87,459	$(525)

Schedule of Changes in the Credit Loss

Changes in the credit loss component of credit impaired mortgage-backed securities were as follows for the twelve month periods ended June 30, 2018 and 2017:

	Twelve Months Ended
	June 30,
	2018	2017
	(Dollars in Thousands)
Beginning balance	$259	$299
Initial credit impairment	—	—
Subsequent credit impairment	14	—
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reduction for actual realized losses	(34)	(40)
Reduction for increase in cash flows expected to be collected	—	—

Ending balance	$239	$259